Note 2 - Significant and Critical Accounting Policies and Practices: Property and Equipment (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Property and Equipment

Property and Equipment

Property and equipment is recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred.  Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)

Equipment	5

Furniture and fixture	7

Upon sale or retirement, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the statements of operations.